SUPPLEMENT DATED JUNE 11, 2009 TO THE
FIRST INVESTORS INCOME FUNDS AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2009

The information regarding Steve Chan in the fifth paragraph on page 79 under the “Fund Management” section is deleted in its entirety and the fourth paragraph related to Clark D. Wagner is amended as follows:

Mr. Wagner, Director of Fixed Income, also serves as the Portfolio Manager of the Government Fund and Investment Grade Fund. He has managed the Government Fund since 1995 and has served as the Portfolio Manager or Co-Portfolio Manager of the Investment Grade Fund since 2007. He also serves as a Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

IEP0609

SUPPLEMENT DATED JUNE 11, 2009 TO THE
FIRST INVESTORS INVESTMENT GRADE FUND PROSPECTUS

DATED JANUARY 31, 2009

The information regarding Steve Chan in the third paragraph on page 9 under the heading “Who manages the Investment Grade Fund?” is deleted in its entirety and the second paragraph related to Clark D. Wagner is amended as follows:

Clark D. Wagner, Director of Fixed Income, has served as the Portfolio Manager or Co-Portfolio Manager of the Investment Grade Fund since 2007. He also serves as a Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

IG0609

SUPPLEMENT DATED JUNE 11, 2009 TO THE
FIRST INVESTORS INCOME FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2009

         Information related to Steve Chan in the Statement of Additional Information Part-I under the section “Portfolio Managers” is deleted in its entirety.

IFSAI0609